Roundhill Acquirers Deep Value ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 1.1%
AMC Networks, Inc. - Class A (a)	37,558	$353,796

Consumer Discretionary - 26.2%(b)
Buckle, Inc.	6,957	362,390
Build-A-Bear Workshop, Inc.	9,344	354,979
Cricut, Inc. - Class A	46,783	242,804
Destination XL Group, Inc. (a)	111,260	268,137
Ethan Allen Interiors, Inc.	9,602	295,069
G-III Apparel Group, Ltd. (a)	9,692	287,174
Haverty Furniture Companies, Inc.	11,097	262,000
Helen of Troy, Ltd. (a)	5,124	375,743
Hovnanian Enterprises, Inc. - Class A (a)	1,423	279,776
Johnson Outdoors, Inc. - Class A - Class A	8,199	275,978
Legacy Housing Corporation (a)	10,915	285,646
Leslie's, Inc. (a)	105,422	242,471
Malibu Boats, Inc. - Class A (a)	7,726	334,922
MarineMax, Inc. (a)	8,571	294,157
MasterCraft Boat Holdings, Inc. (a)	16,839	356,987
Movado Group, Inc.	15,496	315,344
ODP Corporation (a)	10,675	274,134
Perdoceo Education Corporation	13,753	377,520
Sally Beauty Holdings, Inc. (a)	22,867	318,537
Smith & Wesson Brands, Inc.	22,849	310,289
Standard Motor Products, Inc.	8,975	295,098
Sturm Ruger & Company, Inc.	7,316	278,666
Target Hospitality Corporation (a)	31,913	263,920
Upbound Group, Inc.	10,080	346,651
Winmark Corporation	798	328,716
Winnebago Industries, Inc.	5,207	304,818
XPEL, Inc. (a)	7,146	310,851
		8,242,777

Consumer Staples - 7.1%
Herbalife, Ltd. (a)	43,154	335,307
Ingles Markets, Inc. - Class A	4,182	309,050
John B Sanfilippo & Son, Inc.	3,201	276,406
Medifast, Inc. (a)	16,432	323,217
Nature's Sunshine Products, Inc. (a)	22,546	366,147
Nu Skin Enterprises, Inc. - Class A	43,304	316,119
USANA Health Sciences, Inc. (a)	7,920	305,158
		2,231,404

Energy - 14.7%
Amplify Energy Corporation (a)	46,218	310,123
Ardmore Shipping Corporation	17,474	195,010
BW LPG, Ltd. (c)	21,791	267,376
DHT Holdings, Inc.	28,304	266,624
Dorchester Minerals LP	9,936	340,904
Dorian LPG, Ltd.	8,805	215,458
Evolution Petroleum Corporation	55,935	327,779
FutureFuel Corporation	54,931	286,190
Geopark, Ltd.	40,687	394,664
Gran Tierra Energy, Inc. (a)	48,412	333,075
Natural Resource Partners LP	3,232	353,872
Par Pacific Holdings, Inc. (a)	16,344	284,876
SandRidge Energy, Inc.	24,936	292,499
Teekay Corporation, Ltd. (a)	34,545	254,942
Teekay Tankers, Ltd.	5,464	219,926
W&T Offshore, Inc.	146,745	284,685
		4,628,003

Financials - 13.1%
Bank of Marin Bancorp	14,755	373,006
Berkshire Hills Bancorp, Inc.	11,117	338,846
Brightsphere Investment Group, Inc.	11,961	372,944
Diamond Hill Investment Group, Inc.	1,899	314,000
Donnelley Financial Solutions, Inc. (a)	4,563	274,921
Heritage Commerce Corporation	30,180	320,512
International General Insurance Holdings, Ltd.	15,990	414,861
Open Lending Corporation (a)	50,533	322,400
Peapack-Gladstone Financial Corporation	10,919	394,613
Preferred Bank/Los Angeles CA	3,777	356,284
Veritex Holdings, Inc.	11,696	355,675
World Acceptance Corporation (a)	2,477	299,519
		4,137,581

Health Care - 9.2%
AMN Healthcare Services, Inc. (a)	6,708	174,609
Cross Country Healthcare, Inc. (a)	21,041	226,401
Inmode, Ltd. (a)	17,550	342,752
Innoviva, Inc. (a)	15,792	299,890
Ironwood Pharmaceuticals, Inc. (a)	71,099	250,269
National Research Corporation	14,128	277,756
Semler Scientific, Inc. (a)	13,104	747,190
SIGA Technologies, Inc.	36,266	264,016
Utah Medical Products, Inc.	4,611	300,868
		2,883,751

Industrials - 13.9%
BlueLinx Holdings, Inc. (a)	2,836	356,485
Danaos Corporation	3,787	300,612
Global Industrial Company	9,200	259,900
Heidrick & Struggles International, Inc.	8,024	370,228
Hudson Technologies, Inc. (a)	37,329	221,734
Insteel Industries, Inc.	9,884	291,380
Kforce, Inc.	4,896	293,711
Omega Flex, Inc.	6,028	297,904
Preformed Line Products Company	2,541	345,627
Quanex Building Products Corporation	10,841	322,628
RCM Technologies, Inc. (a)	15,524	355,189
Resources Connection, Inc.	30,757	259,589
TTEC Holdings, Inc.	74,933	388,153
Wabash National Corporation	15,775	312,818
		4,375,958

Information Technology - 5.0%
Clearfield, Inc. (a)	7,697	235,528
Hackett Group, Inc.	11,750	368,245
Ituran Location and Control, Ltd.	11,543	348,137
NVE Corporation	3,962	306,184
Photronics, Inc. (a)	13,064	325,424
		1,583,518

Materials - 6.7%
Arch Resources, Inc.	2,383	409,685
CVR Partners LP	4,371	356,674
Myers Industries, Inc.	21,515	249,574
Ramaco Resources, Inc.	30,150	384,413
Ryerson Holding Corporation	15,480	397,836
Westlake Chemical Partners LP	13,704	325,744
		2,123,926

Real Estate - 1.9%
RE/MAX Holdings, Inc. - Class A (a)	24,856	327,105
RMR Group, Inc. - Class A	12,234	271,595
		598,700
TOTAL COMMON STOCKS (Cost $31,831,897)		31,159,414

CONTINGENT VALUE RIGHTS - 0.0%(d)	Shares	Value
Materials - 0.0%(d)
Resolute Forest Products (a)(e)	17,062	171
TOTAL CONTINGENT VALUE RIGHTS (Cost $46,067)		171

SHORT-TERM INVESTMENTS - 1.0%		Value
Money Market Funds - 1.0%	Shares
First American Treasury Obligations Fund - Class X, 4.55% (f)	299,424	299,424
TOTAL SHORT-TERM INVESTMENTS (Cost $299,424)		299,424

TOTAL INVESTMENTS - 99.9% (Cost $32,177,388)		31,459,009
Other Assets in Excess of Liabilities - 0.1%		27,678
TOTAL NET ASSETS - 100.0%		$31,486,687
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $267,376 or 0.8% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $171 or 0.0% of net assets as of November 30, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure at November 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,159,414	$–	$–	$31,159,414
Contingent Value Rights	–	–	171	171
Money Market Funds	299,424	–	–	299,424
Total Investments	$31,458,838	$–	$171	$31,459,009

Refer to the Schedule of Investments for further disaggregation of investment categories.